MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Basis of presentation
a.	Basis of presentation

The Company’s consolidated financial statements as of December 31, 2023 and 2024, and for each of the three years in the period ended December 31, 2024, have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”) (hereinafter “IFRS”). The material accounting policies described below have been applied on a consistent basis for all years presented, unless noted otherwise (see Note 2n).

The consolidated financial statements have been prepared on the basis of historical cost, subject to adjustment of warrant liabilities to their fair value through profit or loss.

The preparation of financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity and expenses, as well as the related disclosures of contingent assets and liabilities, in the process of applying the Company’s accounting policies.

Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are material to the consolidated financial statements, are disclosed in Note 4. Actual results may differ materially from estimates and assumptions used by the Company’s management.

Functional and reporting currency
b.	Functional and reporting currency

The functional and reporting currency in these financial statements is the U.S. dollar (“dollar”, “USD” or “$”), which is the primary currency of the economic environment in which the Company operates. Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in profit or loss.

Inventory
c.	Inventory

Inventory is measured at the lower of cost or net realizable value. The cost of inventories includes purchase costs, packaging and labeling costs, and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price of the inventories in the ordinary course of business, less the estimated costs necessary to make the sale. Pre-launch inventory is held as an asset when there is a high probability of regulatory approval for the product (see Note 1a). Before that point, a provision is made against the value to its recoverable amount; the provision is then reversed at the point when regulatory approval is received.

Inventory is written down for estimated obsolescence based upon management assumptions about future demand, expiration due date and market conditions.

Property and equipment
d.	Property and equipment

Property and equipment are stated at historical cost less depreciation. Historical cost includes expenditures that are directly attributable to acquisition of the items. Assets are depreciated by the straight-line method over the estimated useful lives of the assets, provided that Company management believes the residual values of the assets to be negligible, as follows:

%
Computers and communications equipment	33
Office furniture and equipment	6
Laboratory equipment	15

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.

Intangible assets
e.	Intangible assets

The Company applies the cost method of accounting for initial and subsequent measurements of intangible assets. Under this method of accounting, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

Intellectual property
The Company recognizes in its financial statements intellectual property developed by the Company to the extent that the conditions stipulated in paragraph j. below are met. Intellectual property acquired by the Company is initially measured at cost. Intellectual property used by the Company for development purposes and not yet generating revenues is not amortized and is tested annually for impairment. See f. below.

Computer software
Acquired computer software licenses are capitalized based on the costs incurred to acquire and bring to use the specific software. These costs are amortized over the estimated useful lives of the software (5 years).

Impairment of non-financial assets
f.	Impairment of non-financial assets

Impairment of intellectual property is required when the Company decides to terminate or suspend the development of a project based on such intellectual property. In addition, the Company performs impairment reviews on an annual basis, or more frequently if events or changes in circumstances indicate a potential impairment. Property and equipment, as well as computer software, are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized equal to the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and the asset’s value in use to the Company. See Note 9 for information about an impairment loss recorded in 2023 in connection with the decision to terminate the AGI-134 project, as well as an impairment loss recorded in 2024 in connection with the remaining rights to motixafortide in solid tumor indications.

Warrants
g.	Warrants

Receipts in respect of warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. In the event that the exercise price or the numbers of shares to be issued are not deemed to be fixed, the warrants are classified as a derivative financial liability. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value at each reporting date. The fair value changes are charged to non-operating income and expense on the statement of comprehensive loss. Issuance costs allocable to warrants classified as a liability are also recorded as non-operating expense on the statement of comprehensive loss.

Borrowings
h.	Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

With respect to long-term loans (see Note 11), a financial liability is recognized for each tranche upon drawdown. Upon initial recognition, the effective interest rate is calculated by estimating the future cash flows, including loan principal repayments, interest and royalties, if any. The royalty feature does not meet the definition of a derivative, is not classified separately, and is not measured separately, since it is an integral part of the loan terms and conditions and cannot be transferred or settled separately from the loan.

Determining the weighted effective interest rate requires certain judgments and estimations regarding the timing and amount of the Company’s future revenues. The loans are subsequently measured at amortized cost. Furthermore, revisions to the estimated amounts or timing of future cash flows, if necessary, may result in an adjustment of the amortized cost of the loan to reflect the present value of actual and revised estimated contractual cash flows, discounted using the original effective interest rate. This adjustment will be recognized in profit or loss as financial income or expense.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months subsequent to the reporting period.

Revenues
i.	Revenues

The Company accounts for contract revenue in accordance with IFRS 15, “Revenue from Contracts with Customers.”

IFRS 15 introduces a five-step model for recognizing revenue from contracts with customers, as follows:

•	identify the contract with a customer;
•	identify the performance obligations in the contract;
•	determine the transaction price;
•	allocate the transaction price to the performance obligations in the contract; and
•	recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues from selling products

In September 2023, the FDA approved motixafortide in stem cell mobilization for autologous transplantation for multiple myeloma patients, and shortly thereafter, the Company began to independently commercialize motixafortide in the U.S. These activities terminated in November 2024, as a result of the out-licensing transaction entered into with Ayrmid Ltd. (see Note 17) and the shutdown of the Company’s U.S. commercial operations. The information below relates to the period during which the Company carried out direct sales activities.

The Company sells products mainly to wholesale distributors. Gross revenues are recognized at a point in time when control over the product is transferred to the distributors (upon delivery), at the gross selling price. The net revenues reflect gross revenues, reduced by amounts attributable to distributor fees, as well as accruals of chargebacks, rebates and returns.

The specific considerations the Company uses in estimating these amounts relating to variable consideration are as follows:

1.
Distribution fees - The Company pays distribution fees to its three main distributors. The distribution fees are paid based on contractually determined rates from the gross consideration. When the service is received and the products sold to distributors, it is recognized as a reduction of revenues in the period the related revenues from the sale of products are recognized.

2.
Rebates and patient discount programs - The Company offers various rebate and patient discount programs, which result in discounted prescriptions to qualified patients. The Company estimates the allowance for these rebates, based on the estimated utilization of the rebate and discount programs, at the time the revenues are recognized. These estimates are recognized as a reduction of revenues.

3.
Product returns - The Company offers customers a right of return as part of the distributor agreements. The Company estimates the amount of product sales that may be returned by its customers and records this estimate as a reduction of revenues at the time of sale, based on estimates of product returns based on its own sales information, its visibility into the inventory remaining in the distribution channel, and product dating.

Revenues from licensing agreement

According to IFRS 15, performance obligations are a promise to provide a distinct good or service or a series of distinct goods or services. Goods and services that are not distinct are bundled with other goods or services in the contract until a bundle of goods or services that is distinct is created. A good or service promised to a customer is distinct if the customer can benefit from the good or service, either on its own or together with other resources that are readily available to the customer, and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

IFRS 15 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer.

In accordance with IFRS 15, the Company identified a number of performance obligations (components) in the contract – in respect of which revenue will be recognized separately for each component.

The following assumptions were taken into account, as part of the revenue recognition process:

1)
Development milestones: Variable payments, contingent on achieving additional milestones, are included in the transaction price based on the most likely amount method. Amounts included in the transaction price are recognized only when it is highly probable that a material reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement.

2)
Sales-based royalties and sales-based milestones are recognized as the related sale occurs, due to the specific exception of IFRS 15 for sales-based royalties from licensing of intellectual properties.

For more information, see Notes 16 and 17.

Research and development expenses
j.	Research and development expenses
Research expenses are charged to profit or loss as incurred. As of December 31, 2024, the Company has not yet capitalized development expenses.
Share-based payments
k.	Share-based payments

The Company operates an equity-settled, share-based compensation plan, under which it grants equity instruments (options, restricted stock units and performance stock units) of the Company as additional consideration for services from employees and service providers. The fair value of the employee services received in exchange for the grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted including any market performance conditions (for example, the Company’s share price).

Non-market performance and service conditions are included in assumptions about the number of equity instruments that are expected to vest. Performance stock unit expenses are recognized only if it is probable that the performance condition will be achieved.

Loss per share
l.	Loss per share

1)	Basic

The basic loss per share is calculated by dividing the loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares, including pre-funded warrants, outstanding during the year.

2)	Diluted

The diluted loss per share is calculated by adjusting the weighted average number of outstanding ordinary shares, assuming conversion of all dilutive potential shares. The Company’s dilutive potential shares consist of warrants issued to investors, as well as equity instruments granted to employees and service providers. The dilutive potential shares were not taken into account in computing loss per share in 2022, 2023 and 2024, as their effect would have been anti-dilutive.

The calculation of diluted loss per share for the years ended December 31, 2022, 2023 and 2024 does not include 347,113,402, 585,109,579 and 566,924,859 of shares underlying options and warrants, respectively, because the effect would be anti-dilutive.

Leases
m.	Leases

The Company’s leases include property and motor vehicle leases.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date. Simultaneously, the Company recognizes a right-of-use asset in the amount of the lease liability.

Since the interest rate implicit in the lease cannot be readily determined, the Company uses the Company’s incremental borrowing rate.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both the periods covered by an option to extend the lease, if the Company is reasonably certain to exercise that option, and periods covered by an option to terminate the lease, if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, whichever is shorter, as follows:

Years
Property	11
Motor vehicles	3

New International Financial Reporting Standards, amendments to standards and new interpretations
n.	New International Financial Reporting Standards, amendments to standards and new interpretations:

New standards and interpretations adopted

Classification of Liabilities as Current or Non-Current (Amendment to IAS 1)

The narrow-scope amendments to IAS 1, “Presentation of Financial Statements,” clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g., the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability. The amendments may affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity, and must be applied retrospectively in accordance with the normal requirements in IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors.” In this regard, the amendment was applied retrospectively in these financial statements as of January 1, 2024 and, accordingly, effective with these financial statements, the Company’s warrant liabilities were classified in current liabilities.

New standards and interpretations not yet adopted

IFRS 18, Presentation and Disclosure in the Financial Statements

This standard replaces the international accounting standard IAS 1, ”Presentation of Financial Statements.” As part of the new disclosure requirements, companies will be required to present new defined subtotals in the statements of income, as follows: (1) operating profit and (2) profit before financing and tax. In addition, income statement items will be classified into three defined categories: operating, investment and financing. The standard also includes a requirement to provide separate disclosure in the financial statements regarding the use of management-defined performance measures (“non-GAAP measures”), and specific instructions were added for the grouping and splitting of items in the financial statements and in the notes to the financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with an option for early adoption. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statement disclosures.